Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net income attributable to Taro	$ 244,241	$ 281,777	$ 211,150
Other comprehensive (loss) income:
Change in unrealized (loss) gain from marketable securities	(16,415)	11,919	1,917
Change in unrealized loss from hedging instruments	(2,513)
Foreign currency translation adjustments	(1)	(45,742)	35,931
Total other comprehensive (loss) income attributable to Taro	(18,929)	(33,823)	37,848
Total comprehensive income attributable to Taro	$ 225,312	$ 247,954	$ 248,998